Other non-current assets (Tables)	18 Months Ended
Oct. 31, 2018
Other non-current assets [Abstract]
Other Non-current Assets
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Employee Benefit Deposit		31,132		-
Long-term rent deposits		4,140		2,844
Long Term Prepaid Expenses		2,893		-
Other		625		249
		38,790		3,093